Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 50% - Class A
Expense Example:
1 year	$ 663
3 years	848
5 years	1,050
10 years	1,630
Fidelity Advisor Asset Manager 50% - Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,774
Fidelity Advisor Asset Manager 50% - Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Advisor Asset Manager 50% - Class I
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	798
Fidelity Advisor Asset Manager 50% - Class Z
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	$ 677